April 19, 2005




U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  VANGUARD TAX-MANAGED FUNDS (THE TRUST)
     FILE NO.  33-53683

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Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497 (j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information withh respect to the above referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.




Sincerely,


Christopher A. Wightman
Associate Counsel